COMSTOCK FUNDS, INC.
                             COMSTOCK STRATEGY FUND

                          SUPPLEMENT DATED MAY 5, 2004
                       TO PROSPECTUS DATED AUGUST 28, 2003
          AND STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 28, 2003

     Effective April 1 2004, for the second quarter ending June 30, 2004 and thereafter, dividends out of net investment income will be paid quarterly and capital gains, if any, will be paid annually for the Comstock Strategy Fund.

         If you have any questions, please call 1-800-GABELLI (1-800-422-3554).